Environmental Rehabilitation Provision (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Environmental Rehabilitation Provision [Line Items]
Estimated environmental rehabilitation provision		$ 51,750	$ 52,525
Estimated cash flows at present day cost		$ 67,597	$ 70,480
Projected inflation rate		2.00%	2.20%
Market risk-free interest rate		3.70%	4.00%
Change in estimated decrease in Environmental Rehabilitation Provision			$ 9,900
Estimated liability Increase if 1% lower discount rate		$ 8,200
Estimated liability decrease if 1% higher discount rate		6,600
Cash and restricted cash deposits	$ 10,000	12,976	11,449
Letter of credit	65,000
Trust fund balance		$ 12,725	$ 11,198
Acquisition Agreement [Member]
Disclosure Of Detailed Information About Environmental Rehabilitation Provision [Line Items]
Letter of credit	13,400
Future contribution to trust fund through 1 to 8 mine year	$ 2,000